Document and Entity Information	May 07, 2026
Cover [Abstract]
Entity Registrant Name	AMERICOLD REALTY TRUST
Amendment Flag	true
Entity Central Index Key	0001455863
Document Type	8-K/A
Document Period End Date	May 07, 2026
Entity Incorporation State Country Code	MD
Entity File Number	001-34723
Entity Tax Identification Number	93-0295215
Entity Address, Address Line One	10 Glenlake Parkway
Entity Address, Address Line Two	South Tower
Entity Address, Address Line Three	Suite 600
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	(678)
Local Phone Number	441-1400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	COLD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by Americold Realty Trust, Inc. (the “Company”), on May 7, 2026 (the “Original 8-K”), in which the Company reported its entry into a contribution agreement (the “Contribution Agreement” and the transactions described therein, the “JV Transaction”) to create a new joint venture with EQT’s Active Core Infrastructure fund (“EQT”). This Amendment is being filed in order to file a copy of the Contribution Agreement that the Company had stated would be filed in an amendment to the Original 8-K as Exhibit 10.1. The Contribution Agreement is incorporated by reference into Item 1.01 of the Original 8-K and the description of the Contribution Agreement and the JV Transaction in the Original 8-K is qualified in its entirety by reference to the full text of the Contribution Agreement. Other than as expressly set forth herein, the Original 8-K remains unchanged.